OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Note 13    OTHER PAYABLES AND ACCRUED LIABILITIES

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Accrued expenses	83,692	262,156
Others	185,470	114,504
Total	269,162	376,660

As of June 30, 2025, other payables and accrued expenses were $269,162, respectively, compared to $376,660 as of December 31, 2024.

As of June 30, 2025, other payables and accrued expenses were $185,470 and $83,692, respectively, compared to $114,504 and $262,156 as of December 31, 2024. The accrued expenses in both periods primarily relate to audit fees. Other payables mainly consisted of amounts related to e-commerce intermediary transactions, specifically payables arising from cross-border settlements with Chinese e-commerce platforms amounting to $175,175 as of June 30, 2025 and $100,379 as of December 31, 2024.